Schedule of Investments
February 28, 2023 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.45%

Biological products (No Diagnostic Substances) - 3.42%
Biogen, Inc. (2)	440	118,738

Computer & Office Equipment - 4.04%
HP, Inc.	3,000	88,560
International Business Machines Corp.	400	51,720

		140,280

Computer Communications Equipment - 3.76%
Cisco Systems, Inc. (2)	2,700	130,734

Computer Storage Devices - 2.64%
NetApp, Inc.	1,420	91,661

Components & Accessories - 1.41%
Vishay Intertechnology, Inc.	2,300	48,829

Electronic Computers - 4.88%
Apple, Inc.	1,150	169,522

Optical Instruments & Lenses - 2.84%
KLA Corp.	260	98,639

Printed Circuit Boards - 2.62%
TTM Technologies, Inc. (2)	6,849	91,023

Retail-Catalog & Mail-Order Houses - 0.87%
Amazon.com, Inc. (2)	320	30,154

Semiconductors & Related Devices - 2.85%
Photronics, Inc. (2)	5,610	98,848

Services-Business Services - 4.34%
Accenture PLC Class A (Ireland)	395	104,892
eBay, Inc.	1,000	45,900

		150,792

Services-Computer Intergrated Systems Design - 2.38%
Open Text Corp. (Canada)	2,400	82,512

		82,512

Services-Computer Programming Services - 5.03%
Cognizant Technology Solutions Corp. Class A	1,660	103,966
VeriSign, Inc. (2)	360	70,859

		174,825

Services - Computer Programming, Data Processsing, Etc. - 14.54%
Alphabet, Inc. Class A (2)	2,710	244,063
Baidu, Inc. (China) (2)	400	55,076
DXC Technology Co. (2)	3,700	102,638
Meta Platforms, Inc. Class A (2)	590	103,214

		504,991

Services-Management Consulting Services - 8.51%
Booz Allen Hamilton Holding Corp. Class A	880	83,362
CGI, Inc. Class A (Canada) (2)	1,350	120,987
The Hackett Group, Inc.	4,900	91,336

		295,685

Services - Prepackaged Software - 17.63%
Adobe, Inc. (2)	150	48,593
Check Point Software Technologies Ltd. (Israel) (2)	1,190	147,227
DropBox, Inc. Class A (2)	5,100	104,040
Microsoft Corp.	290	72,332
Progress Software Corp.	2,300	132,112
VMWare, Inc. Class A	980	107,927

		612,231

Ship & Boat Building & Repairing - 2.66%
Huntington Ingalls Industries, Inc.	430	92,536

Telephone Communications (No Radiotelephone) - 1.12%
Verizon Communications, Inc.	1,000	38,810

Wholesale-Electronic Parts & Equipment - 4.91%
Arrow Electronics, Inc. (2)	710	83,773
Ituran Location & Control Ltd. (Israel)	3,891	86,925

		170,698

Total Common Stock	(Cost $ 3,205,695)	3,141,508

Money Market Fund - 9.26%

First American Government Obligations Fund Class X, 4.37% (3)	321,670	321,670

Total Money Market Fund	(Cost $ 321,670)	321,670

Total Investments - 99.71%	(Cost $ 3,527,365)	3,463,178

Liabilities in Excess of Other Assets (0.29%)		10,040

Total Net Assets - 100.00%		3,473,218

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,463,178	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,463,178	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 28, 2023.